Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Post employment benefits
Defined contribution plans	€ 194	€ 183	€ 175
Defined benefit plans	51	34	37
Total amount charged to staff costs (note 24 ‘Employees')	245	217	212
Defined benefit net interest (income) in financing costs	(4)	0	0
Total amount charged to income statement	€ 241	€ 217	€ 212